Investments - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Total assets		$ 12,253,590	$ 16,326,434
Percentage of revenue to JSAT		50.00%
Guarantee expenses paid, net of fees and commissions		$ 13,900
OneWeb [Member] | Other Assets [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investments		25,000
Horizons Satellite Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Total assets		58,700	67,500
Total liabilities		300	100
Revenue share, net of applicable fees and commissions		$ 6,600	$ 5,700
Horizons-3 Satellite LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of revenue to JSAT	50.00%
Management authority and equal rights to profits and revenues	50.00%
Capital contribution in percent		50.00%
Payments for advance to affiliate		$ 19,100
Horizons-3 Satellite LLC [Member] | Other Assets [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 19,100